Document and Entity Information	Nov. 24, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001619954
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 24, 2021
Entity Registrant Name	INOVALON HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36841
Entity Tax Identification Number	47-1830316
Entity Address, Address Line One	4321 Collington Road
Entity Address, City or Town	Bowie
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20716
City Area Code	(301)
Local Phone Number	809-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.000005
Trading Symbol	INOV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false